Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

September 30, 2012

Dates Covered
Collections Period	09/01/12 - 09/30/12
Interest Accrual Period	09/17/12 - 10/14/12
30/360 Days	30
Actual/360 Days	28
Distribution Date	10/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/12	242,358,646.28	27,196
Yield Supplement Overcollateralization Amount at 08/31/12	7,972,876.04	0

Receivables Balance at 08/31/12	250,331,522.32	27,196
Principal Payments	13,125,765.18	733
Defaulted Receivables	209,960.70	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/12	7,304,077.81	0

Pool Balance at 09/30/12	229,691,718.63	26,448

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	2,816,521.83	240
Past Due 61-90 days	511,904.89	44
Past Due 91 + days	89,971.32	13

Total	3,418,398.04	297

Total 31+ Delinquent as % Ending Pool Balance	1.49%

Recoveries	164,422.01

Aggregate Net Losses/(Gains) - September 2012	45,538.69

Overcollateralization Target Amount	13,781,503.12
Actual Overcollateralization	13,781,503.12

Weighted Average APR	4.47%
Weighted Average APR, Yield Adjusted	7.52%
Weighted Average Remaining Term	28.40

Flow of Funds	$ Amount

Collections	14,163,991.31
Advances	2,828.27
Investment Earnings on Cash Accounts	1,600.77
Servicing Fee	(208,609.60)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	13,959,810.75

Distributions of Available Funds
(1) Class A Interest	360,821.41
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	11,906,911.99
(7) Distribution to Certificateholders	1,610,742.55
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,959,810.75

Servicing Fee	208,609.60
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 09/17/12	227,817,127.50
Principal Paid	11,906,911.99
Note Balance @ 10/15/12	215,910,215.51

Class A-1
Note Balance @ 09/17/12	0.00
Principal Paid	0.00
Note Balance @ 10/15/12	0.00
Note Factor @ 10/15/12	0.0000000%

Class A-2
Note Balance @ 09/17/12	0.00
Principal Paid	0.00
Note Balance @ 10/15/12	0.00
Note Factor @ 10/15/12	0.0000000%

Class A-3
Note Balance @ 09/17/12	0.00
Principal Paid	0.00
Note Balance @ 10/15/12	0.00
Note Factor @ 10/15/12	0.0000000%

Class A-4
Note Balance @ 09/17/12	195,921,127.50
Principal Paid	11,906,911.99
Note Balance @ 10/15/12	184,014,215.51
Note Factor @ 10/15/12	92.8867452%

Class B
Note Balance @ 09/17/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 10/15/12	31,896,000.00
Note Factor @ 10/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	442,156.21
Total Principal Paid	11,906,911.99

Total Paid	12,349,068.20

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.21000%
Interest Paid	360,821.41
Principal Paid	11,906,911.99

Total Paid to A-4 Holders	12,267,733.40

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.4821758
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.9846085

Total Distribution Amount	13.4667843

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.8213553
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	60.1037424

Total A-4 Distribution Amount	61.9250977

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/12	23,064.42
Balance as of 09/30/12	25,892.69
Change	2,828.27

Reserve Account
Balance as of 09/17/12	2,345,271.93
Investment Earnings	204.33
Investment Earnings Paid	(204.33)
Deposit/(Withdrawal)	—
Balance as of 10/15/12	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93